FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 180,609	£ 206,771
Assets and liabilities held in unconsolidated collective investment vehicles	68,913	74,916
Insurance contracts £m
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 161,618	£ 179,988